INCOME TAXES - Deferred taxes and valuation allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Income tax attributes	$ 225,831	$ 204,531
Accrued liabilities and reserves	7,109	8,796
Operating lease liabilities	10,969	11,667
Prepaid expenses		6,483
Stock-based compensation expense	6,736	9,308
Other	1,656	1,150
Gross deferred tax assets	252,301	241,935
Less valuation allowance	(216,745)	(205,877)
Total deferred tax assets	35,556	36,058
Deferred tax liabilities
Amortization and depreciation	(43,556)	(39,167)
Operating lease assets	(9,139)	(10,512)
Prepaid expenses	(1,569)
Other	(10,095)	(2,081)
Net deferred tax liabilities, net of valuation allowance	$ (28,803)	$ (15,702)